Subsequent Events (Details) ¥ in Thousands				1 Months Ended
	Mar. 14, 2023 $ / shares	Mar. 14, 2023 CNY (¥) shares	Mar. 28, 2017 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares			679,645	497,956	525,595	684,905
Subsequent Events | Class A ordinary shares
Subsequent Events
Fair value of share awards | ¥		¥ 254,976
Market price | $ / shares	$ 26.27
Subsequent Events | ADSs
Subsequent Events
Special dividend | $ / shares	0.37
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		535,955
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		877,264
Value | $ / shares	$ 0